INCOME TAXES (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	27.00%	27.00%	27.00%
Temporary differences, unused tax credits and unused tax losses	$ 1,838,000	$ 753,000
Non-Capital losses [Member] | 2038 to 2042 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences, unused tax credits and unused tax losses	$ 9,441,000	$ 4,529,000